Income Taxes - Schedule of the change in the valuation allowance (Detail) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Beginning balance	$ 2,431	$ 1,631
Change in valuation allowance in tax expense	476	800
Ending balance	$ 2,907	$ 2,431